PROPERTY, PLANT, AND EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property, plant and equipment

(in millions)	Land and Land Improvements	Building and Leasehold Improvements	Equipment	Computer	Construction in Progress	Total
Cost
As of December 31, 2022	$122	$7,867	$22,569	$439	$3,384	$34,381
Additions	—	56	2	—	485	543
Transfers from construction in progress	—	13	(19)	2	4	—
Disposals	—	—	(94)	—	(3)	(97)
Effect of exchange rate changes	1	1	6	—	—	8
As of March 31, 2023	$123	$7,937	$22,464	$441	$3,870	$34,835

Accumulated Depreciation and Impairment
As of December 31, 2022	$39	$4,544	$18,804	$391	$7	$23,785
Additions	1	76	230	5	—	312
Disposals	—	—	(94)	—	—	(94)
Effect of exchange rate changes	—	—	3	—	—	3
As of March 31, 2023	$40	$4,620	$18,943	$396	$7	$24,006
Net book value as of December 31, 2022	$83	$3,323	$3,765	$48	$3,377	$10,596
Net book value as of March 31, 2023	$83	$3,317	$3,521	$45	$3,863	$10,829